Leases (Details 1) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Maturities of operating lease liabilities
2025	$ 3,656,722
2026	3,782,108
2027	102,901
2028	91,943
2029	84,115
Thereafter	168,230
Total future minimum lease payments	7,886,019
Less: Imputed interest	(469,253)
Total	$ 7,416,766	$ 527,679